Note 15 - Income Tax	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]
15.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. Differences result from the following items:

	2024	2023

Income tax expense using combined Canadian federal and provincial statutory rate of 26.5% (2023 - 26.5%) (1)	$68,343	$53,884
Permanent differences	2,121	2,075
Impact of changes in foreign exchange rates	2,179	-
Adjustments to tax liabilities for prior periods	8	111
Non-deductible stock-based compensation	6,707	5,667
Foreign, state and provincial tax rate differential	(4,203)	(5,420)
Impact of contingent acquisition consideration fair value adjustments	(5,017)	-
Other taxes	(14)	-
Provision for income taxes as reported	$70,124	$56,317

(1) The Canadian federal and provincial statutory rate is comprised of the basic Part 1 federal tax rate of 38%, net 15% after federal abatement and general tax reduction, plus the additional provincial tax of 11.5%. Where subsidiaries are taxed in a different jurisdiction, the impact of the difference in statutory rates is included in "Foreign, state and provincial tax rate differential" within the table.

Earnings before income tax by jurisdiction comprise the following:

	2024	2023

Canada	$58,459	$34,600
United States	199,439	168,738
Total	$257,898	$203,338

Income tax expense (recovery) comprises the following:

	2024	2023

Current
Canada	$16,161	$9,494
United States	66,791	64,267
	82,952	73,761

Deferred
Canada	(764)	375
United States	(12,064)	(17,819)
	(12,828)	(17,444)

Total	$70,124	$56,317

The significant components of deferred income tax are as follows:

	2024	2023

Deferred income tax assets
Loss carry-forwards	$6,382	$4,943
Expenses not currently deductible	45,969	37,225
Allowance for credit losses	10,865	8,125
Interest expense	9,144	1,836
	72,360	52,129

Deferred income tax liabilities
Depreciation and amortization	146,941	97,896
Basis differences of partnerships and other entities	2,447	1,919
Prepaid and other expenses deducted for tax purposes	4,432	2,186
	153,820	102,001

Net deferred income tax asset (liability) before valuation allowance	(81,460)	(49,872)
Valuation allowance	1,321	1,400

Net deferred income tax asset (liability)	$(82,781)	$(51,272)

The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the 20 year loss carry-forward limitation. Although realization is not assured, the Company believes it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2024	2023	2024	2023	2024	2023

Canada	$1,265	$2,048	$-	$-	$1,265	$2,048
United States	77,676	53,295	23,362	20,360	54,314	32,935

These amounts above are available to reduce future federal, state, and provincial income taxes in their respective jurisdictions. Net operating loss carry-forward balances attributable to the United States and Canada expire over the next 3 to 18 years.

Cumulative unremitted earnings of US and foreign subsidiaries approximated $1,128,678 as at December 31, 2024 (2023 - $950,864). Income tax is not provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

The gross unrecognized tax benefits are $148 (2023 - $148). Of this balance, $148 (2023 - $148) would affect the Company’s effective tax rate if recognized. For the year ended December 31, 2024, there was no adjustment to interest and penalties related to provisions for income tax (2023 - nil). As at December 31, 2024, the Company had accrued $38 (2023 - $38) for potential income tax related interest and penalties.

The Company’s significant tax jurisdictions include the United States and Canada. The number of years with open tax audits varies depending on the tax jurisdictions. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three to four years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three to five years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.